INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Inventories Abstract
Inventories
IN MILLIONS OF USD	31.12.2019	31.12.2018
Inventories at cost	193.2	198.4
Inventory allowance	(8.0)	(7.7)
Total	185.2	190.7